Consolidated Statement of Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements of Comprehensive Income
Net Income	$ 370,199,000	$ 309,633,000	$ 666,896,000	$ 574,064,000
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	7,747,000	20,986,000	12,314,000	27,938,000
Actuarial gains (losses) on defined benefit pension plans	7,490,000	8,106,000	15,367,000	17,335,000
(Loss) gain related to foreign currency translation	10,896,000	18,798,000	115,995,000	(108,635,000)
Income tax (expense) benefit related to components of other comprehensive income	(4,901,000)	(8,742,000)	(9,266,000)	(14,666,000)
Other comprehensive income (loss), net of tax	21,232,000	39,148,000	134,410,000	(78,028,000)
Total comprehensive income	391,431,000	348,781,000	801,306,000	496,036,000
Comprehensive income attributable to noncontrolling interests	76,185,000	69,731,000	147,986,000	120,661,000
Comprehensive income attributable to the Company	$ 315,246,000	$ 279,050,000	$ 653,320,000	$ 375,375,000